Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Company Lease of Buildings under Non-Cancellable Operating Leases

Future minimum annual lease payments under such leases as of December 31, 2016 are as follows (in thousands):

Year Ending December 31,	Operating
2017	$2,364
2018	2,387
2019	1,998
2020	1,702
2021	1,705
Beyond	33
Total	$10,189